Income Taxes	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Income Taxes
16.      Income Taxes:
a)      Taxation on Marshall Islands Registered Companies
Under the laws of the countries of the shipowning companies' incorporation and/or vessels' registration, the shipowning companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes, which have been included under "Vessel operating expenses" in the accompanying statements of operations. In addition, effective January 1, 2013, each foreign flagged vessel managed in Greece by Greek or foreign ship management companies is subject to Greek tonnage tax, under the laws of the Greek Republic. The technical manager of the Company's vessels, Star Bulk Management Inc. (Note 1) which is established in Greece under Greek Law 89/67 is responsible for the filing and payment of the respective tonnage tax on behalf the Company. These tonnage taxes for 2013 amounted to $668, and have also been included under “Vessel operating expenses” in the accompanying 2013 statement of operations.
b)      Taxation on US Source Income - Shipping Income
The Company believes that it and its subsidiaries are exempt from U.S. federal income tax at 4% on U.S. source shipping income, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States and the Company's stock is primarily and regularly traded on an established securities market in the United States, as defined by the Internal Revenue Code (IRC) of the United States.  Under IRS regulations, a Company's stock will be considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year. Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company's stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company's outstanding stock, (“5 Percent Override Rule”).